Variable Interest Entities ("VIE") (Tables)	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Bareboat Charters	A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charters with the lessor VIEs as of June 30, 2021, are shown below:

(in thousands of $)	2021 (1)	2022	2023	2024	2025	2026+
Golar Glacier (2)	8,620	17,100	4,451	—	—	—
Golar Kelvin (2)	10,572	19,710	19,710	18,468	—	—
Golar Snow (2)	8,620	17,100	3,607	—	—	—
Golar Ice (2)	10,594	19,710	19,710	19,764	162	—
Golar Tundra (3)(4)	9,004	63,529	—	—	—	—
Golar Seal (5)	6,802	54,904	—	—	—	—
Golar Crystal (3)	5,183	10,334	10,322	10,318	10,287	12,829
Hilli (3)	53,013	103,231	99,658	96,171	92,511	195,075
Golar Bear (3)	7,923	15,412	14,852	14,303	13,733	15,895
(1) For the six months ending December 31, 2021.
(2) In June 2021, we entered into certain amendments to our four ICBC sale and leaseback facilities which includes (i) prepayment of $15.0 million for each sale and leaseback facility in July 2021; (ii) increase in daily debt service costs from $46,850 to $54,000 for the Golar Ice and Golar Kelvin facilities; and (iii) brought forward our obligation to repurchase the Golar Glacier and Golar Snow to April 2023 from October 2024 and January 2025, respectively.
(3) The payment obligations relating to the Golar Tundra, Golar Crystal, Hilli, and Golar Bear above includes variable rental payments due under the lease based on an assumed LIBOR plus margin.
(4) In August 2021, we signed an agreement with CMBL to extend the Golar Tundra's put option maturity to January 2022 if our 2017 Convertible Bonds are not refinanced or repaid by that date, otherwise, the Golar Tundra Facility matures in June 2022.
(5) The payment obligation relating to the Golar Seal has been presented in 2022 even though the maturity of the lease obligation is in March 2026, due to the put option maturing in January 2022.

Schedule of Variable Interest Entities
The assets and liabilities of these lessor VIEs that most significantly impact our consolidated balance sheet as of June 30, 2021 and December 31, 2020, are as follows:

(in thousands of $)	Golar Glacier	Golar Kelvin	Golar Snow	Golar Ice	Golar Tundra	Golar Seal	Golar Crystal	Hilli	Golar Bear	June 30, 2021	December 31, 2020
Assets										Total	Total
Restricted cash and short-term deposits	19	1,461	1,467	18	—	10,347	4,783	16,504	16,629	51,228	36,875

Liabilities
Debt:
Current portion of long-term debt and short-term debt (1)	(102,027)	(121,465)	(102,560)	(75,260)	(9,924)	—	(8,355)	(395,522)	—	(815,113)	(865,982)
Long-term interest-bearing debt - non-current portion (1)	—	—	—	—	(72,026)	(89,964)	(70,741)	(247,270)	(113,640)	(593,641)	(625,119)
	(102,027)	(121,465)	(102,560)	(75,260)	(81,950)	(89,964)	(79,096)	(642,792)	(113,640)	(1,408,754)	(1,491,101)
(1) Where applicable, these balances are net of deferred finance charges.

The most significant impact of the lessor VIE's operations on our unaudited consolidated statements of income, and unaudited consolidated statements of cash flows, are as follows:

(in thousands of $)	Six months ended June 30,
	2021	2020
Statement of income
Interest expense	13,728	20,026

Statement of cash flows
Net debt repayments	(93,853)	(317,039)
Net debt receipts	11,363	416,375
Financing costs paid	(350)	(1,356)
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The assets and liabilities of Hilli LLC(1) that most significantly impact our consolidated balance sheet are as follows:

(in thousands of $)	June 30, 2021	December 31, 2020
Balance sheet
Current assets	64,814	65,629
Non-current assets	1,259,985	1,203,805
Current liabilities	(433,953)	(447,701)
Non-current liabilities	(308,141)	(345,058)
(1) As Hilli LLC is the primary beneficiary of the Hilli Lessor VIE (see above) the Hilli LLC balances include the Hilli Lessor VIE.

The most significant impact of Hilli LLC VIE's operations on our unaudited consolidated statements of income, and unaudited consolidated statements of cash flows, are as follows:

(in thousands of $)	Six months ended June 30,
	2021	2020
Statement of operations
Liquefaction services revenue	110,134	109,048
Realized and unrealized gain/(loss) on oil derivative instrument	84,165	(37,081)

Statement of cash flows
Net debt repayments	(49,704)	(266,822)
Net debt receipts	1,513	222,779
The assets and liabilities of Gimi MS that most significantly impact our consolidated balance sheet are as follows:

(in thousands of $)	June 30, 2021	December 31, 2020
Balance sheet
Current assets	3,509	15,505
Non-current assets	831,456	658,247
Current liabilities	(23,208)	(33,844)
Non-current liabilities	(388,403)	(277,932)
The most significant impact of Gimi MS VIE's operations on our unaudited consolidated statements of cash flows, is as follows:

(in thousands of $)	Six months ended June 30,
	2021	2020
Statement of cash flows
Additions to asset under development	168,392	110,173
Capitalized financing costs	(3,259)	(3,304)
Net debt receipts	110,000	95,000
Proceeds from subscription of equity interest	12,812	—